Deposits and Other Assets, Net - Schedule of Deposits and Other Assets, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deposits And Other Assets Net Abstract
Deposits		$ 95,252	$ 18,593
Prepayments		255,578	11,249
Total		350,830	29,842
Less: amount classified as non-current assets (Note a)	[1]	(39,019)	(18,593)
Amount classified as current assets (Note b)	[2]	$ 311,811	$ 11,249

[1]	The amount represents the security deposit related to the lease disclosed in Note 7 which expected to be utilized or recovered after 12 months.
[2]	Prepayments and deposits expected to be utilized or recovered within 12 months after the balance sheet date are classified as current.